Related Party Transaction	12 Months Ended
Dec. 31, 2025
Related Party Transaction
Related Party Transaction

10.   RELATED PARTY TRANSACTIONS

The relationships between CEMIG and its investees are described in the investment note (No. 14). The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

Transactions with energy

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Norte Energia	-	-	34	33	-	-	(303)	(290)
Paracambi	-	-	3	3	-	-	(32)	(31)
Hidrelétrica Pipoca	-	-	-	4	-	-	(1)	(46)
Guanhães	-	-	-	-	-	-	(1)	-

(1)	This company was a Related Party of the Company until August 13, 2024, when the process of its sale to Vale S.A. was completed. For more details see Note 31.

The sale and purchase of electricity between generators and distributors are carried out through auctions in the regulated contracting environment organized by the Federal Government. In the free contracting environment, in turn, they are carried out by means of auctions or direct contracting, according to the applicable legislation. Electricity transport operations, on the other hand, are carried out by the transmitters and result from the centralized operation of the National Interconnected System by the National System Operator (ONS).

Charges

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Connection charges
Taesa	-	-	-	-	-	-	(1)	(5)
Transmission charges
Norte Energia	10	9	-	-	35	33	-	-
Taesa	-	-	7	11	-	-	(145)	(146)

Connection charges are financial amounts set and approved by ANEEL for use of connection facilities and/or connection points in the transmission system, payable by the accessing party to the connected agent.

Transmission charges are monthly amounts payable by users to holders of transmission concessions for the provision of transmission services, calculated according to the tariffs and the contracted amounts of use of the transmission system, in accordance with regulations set by ANEEL.

Customers and traders

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Governo do Estado de Minas Gerais	11	11	-	-	233	231	-	-

The “Customers and Traders” balance that the Company holds with the controlling entity refers to sale of electricity to the government of Minas Gerais State – the price of the supply is that decided by ANEEL through a Resolution which decides the Company’s annual tariff adjustment.

Provision of services

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Guanhães	2	1	-	-	2	2	-	-
Paracambi	-	-	-	-	1	1	-	-
Taesa	1	1	-	-	2	2	-	-

The balances for services rendered refer to contracts for the provision of operation and maintenance services for power plants, transmission networks and distribution networks.

Accounts Receivable

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Governo do Estado de Minas Gerais	13	13	-	-	-	-	-	-

This refers to the recalculation of the monetary correction of amounts related to advance for future capital increase returned to the State of Minas Gerais. These receivables are guaranteed by the retention of dividends or interest on equity distributed to the State, in proportion to its participation, while the delay and/or default persists.

Provision of legal services

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Guanhães Energia	-	-	10	17	-	-	-	-
CEMIG D	-	-	6	10	-	-	-	-
Governo do Estado de Minas Gerais	18	27	-	-	-	-	-	-

This refers to an agreement entered into between the State of Minas Gerais and Companhia Energética de Minas Gerais (CEMIG), together with the following signatory companies: Alpargatas, Guanhães and CEMIG Distribuição. On December 21, 2012, the State of Minas Gerais executed Contract No. 021/2012 for the construction of works and the provision of services related to energy infrastructure in the state of Minas Gerais, and contracted Companhia Energética de Minas Gerais to carry out the works.

The works were executed by CEMIG Distribuição for the benefit of Alpargatas and Guanhães, without the timely transfer of financial resources from the State of Minas Gerais to CEMIG, which resulted in disbursements by CEMIG Distribuição, the entity responsible for executing the works, and by Guanhães Energia. CEMIG Distribuição disbursed funds to complete the works benefiting Alpargatas, and Guanhães disbursed funds to complete the works from which the company itself was the beneficiary.

On June 14, 2024, a pre‑procedural conciliation was held among the companies involved, during which the State agreed to pay R$32 to CEMIG in 36 successive installments, starting in July 2024, in the amount of R$0.9 each, with a base date of May 2024. As part of the agreement reached, CEMIG became responsible for transferring the amounts due to Guanhães Energia and CEMIG Distribuição (through a power of attorney issued by Alpargatas in favor of CEMIG Distribuição).

Interest on Equity, and dividends

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Taesa	77	111
Guanhães	3	-	-	-	-	-	-	-

FIC Pampulha

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Current
Cash and cash equivalents	38	159	-	-	-	-	-	-
Marketable securities	413	357	-	-	30	16	-	-
Non-current
Marketable securities	-	135	-	-	-	-	-	-

CEMIG and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by the fund are reported as cash and cash equivalent or marketable securities line in current and non-current assets.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Leasing

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Current
Operating leasing	-	-	19	19	-	-	22	(25)
Non-current
Operating leasing	180	180	199	195	-	-	-	-

This is a contract with Fundação Forluminas de Seguridade Social (Forluz), the closed private pension fund (Entidade Fechada de Previdência Complementar – EFPC) of employees of the CEMIG Group, the owner of the building (the Júlio Soares Building).

Post-employment benefit

The Company has contractual obligations with a group of retired former employees, under which it is responsible for ensuring the funding of a supplementary pension plan, called Forluz, and the funding of a health care plan, called CEMIG Saúde.

With the settlement of the post‑employment obligation related to the Integrated Health Program (PSI) and the Dental Program (POD), the Company ceased to recognize any future actuarial obligation associated with these benefits, extinguishing the corresponding liability. Further information is provided in Note 23.

The main conditions related to post‑employment benefits are indicated below:

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
FORLUZ
Current
Post-employment obligations (1)	-	-	400	53	-	-	(210)	(214)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(91)	(89)
Administrative running costs (3)	-	-	-	-	-	-	(42)	(40)
Non-current
Post-employment obligations (1)	-	-	1,672	1,648	-	-	-	-

CEMIG Saúde
Current
Health Plan and Dental Plan (4)	-	-	-	208	-	-	(305)	(274)
Non-current
Health Plan and Dental Plan (4)	-	-	-	2,396	-	-	-	-
(1)

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 0% per year and will be amortized until 2031;

(2)	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)	Post-employment obligations related to the employees' health and dental plan.

Guarantees on loans and debentures

CEMIG has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities:

Related party	Type	Objective	2025	Maturity
Norte Energia (NESA) (1)	Surety	Financing	2,503	2042
Norte Energia S.A (NESA)/Light (2)	Counter-guarantee	Financing	72	2042
Norte Energia (NESA)	Surety	Debentures	684	2030
			3,259

(1)	Related to Norte Energia loans.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

On December 31, 2025, Management evaluate that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees.

Remuneration of key management personnel

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Remuneration	35	34	29
Income sharing	14	8	7
Pension plans	2	2	2
Total	51	44	38